Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Jurisdictions	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Income Taxes [Line Items]
Additional federal valuation allowance on net operating loss carryforwards and other federal tax assets	$ 775,300
Tax effect of additional federal valuation allowance on net operating loss carryforwards and other federal tax assets	271,400
Additional state valuation allowance on net operating loss carryforwards	215,500
Tax effect of additional state valuation allowance on net operating loss carryforwards	$ 11,200
Customary rate	35.00%	35.00%	35.00%
Cumulative common stock ownership change over three year period that could limit federal and state net operating loss carry forwards	50.00%
Rights Plan establishment date	Oct. 01, 2015
State jurisdiction currently under review | Jurisdictions	1
U.S. Federal
Income Taxes [Line Items]
Net operating loss, Tax Credit Carryforward, Amount	$ 558,718
Net operating loss carryforward subject to limitation	34,700
Net operating loss carryforwards limitations	$ 1,100
Net operating loss carryforwards limitation on use	limited to approximately $1.1 million per year pursuant to a prior change of control of an acquired company
Valuation allowance on net operating loss carryforwards subject to limitation	$ 23,000	$ 23,000
Tax effect of valuation allowance on net operating loss carryforwards subject to limitation	8,000	8,000
Louisiana Tax Authority | State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss, Tax Credit Carryforward, Amount	1,147,689
Valuation allowance on net operating loss carryforwards	957,700	742,200
Tax effect of valuation allowance on net operating loss carryforwards	$ 49,800	$ 38,600